Cover	Aug. 17, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 17, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-39448
Entity Registrant Name	New York City REIT, Inc.
Entity Central Index Key	0001595527
Entity Tax Identification Number	46-4380248
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	650 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	415-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.01 par value per share
Trading Symbol	NYC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false